================================================================================
A MESSAGE FROM THE INVESTMENT MANAGER

Dear Shareholder:

The fourth quarter of 1995 marked the end of the best year for the stock market in over three decades. Moderate economic growth, rising corporate profits, and declining interest rates provided an excellent environment for financial securities. Two widely followed stock market indicators, the Standard & Poor's 500 Index and the Dow Jones Industrial Average, recorded gains of 37.5% and 36.7% for the year.

Two important trends which helped the stock market were continuing increases in corporate productivity and strong investment cash flow. Productivity improvements have resulted from the increasing use of technology as well as cost cutting through mergers and downsizing activities. Strong investment cash flows reflected the demand for common stock, which was evident from the record sales of common stock mutual funds. This increased demand for stocks helped push prices higher last year.

Within the stock market itself, the best performing sectors for the year were finance and technology. Declining interest rates helped push bank and insurance stocks higher. For banks, lower interest rates resulted in a lower cost of funds and higher profit margins; for insurance companies, lower rates generally translated into higher returns on fixed-income investment portfolios. Regarding technology, sales of computers and software products continued to surge, resulting in better-than-anticipated operating performance and rising stock prices for most of the year.

In addition to achieving excellent returns from last year's stock market performance, investors also earned double-digit returns in the fixed-income markets. Bonds benefited handsomely as both long and short-term interest rates declined throughout the year. After a doubling of short-term interest rates in 1994, fixed-income securities rebounded as inflation expectations began to decline and economic data released throughout the year reinforced the view that the economy was slowing.

VALUE FUND

For the twelve months ended December 31, 1995, the Value Fund had a total return of 33.8%. Portfolio strategy continued to focus on three important sectors of the economy. The consumer cyclical sector, which represents approximately 23% of the portfolio, emphasizes strong brand names such as Maytag and Kodak. During the year, five new investments were added in this sector of the portfolio: Cooper Tire, Deluxe Corporation, Brinker International, Dillard Department Stores, and May Department Stores. The financial sector at year-end comprised 17% of the portfolio. Two large Fund holdings, Chase Manhattan Corporation and Chemical Banking Corporation, announced a merger to be completed in 1996. Future prospects appear favorable, however, we reduced our holdings as the market value of the combined companies reached 5% of the portfolio. The investment in Allstate Corporation is the result of a corporate restructuring and distribution of shares from Sears Roebuck and Company to shareholders. Energy stocks, which comprise about 11% of the portfolio, continue to represent good investment value. Continued corporate restructuring has resulted in strong cash flows and attractive dividend yields for these companies.

SHORT-TERM BOND FUND

The fixed-income markets changed course abruptly early in the year and posted solid investment results for 1995. Fears of increased inflation proved unfounded and interest rates for both short and long-term, fixed-income securities declined throughout the year. For the twelve months ended December 31, 1995, the Short-Term Bond Fund produced a total return of 10.8%. Reflecting the general decline in interest rates, the 30-day SEC yield decreased from 7.1% at the beginning of the year to 5.4% on December 29.

================================================================================
A MESSAGE FROM THE INVESTMENT MANAGER
(CONTINUED)

Portfolio strategy continued to emphasize high-quality corporate bonds, which by year-end represented 45.5% of the portfolio, down slightly from 50.1% at the previous year-end. Investments in mortgage-backed securities were increased from 8.1% of the portfolio at the beginning of the year to 17.4% by year-end. Average Fund maturity remained relatively unchanged at 2.8 years.

DAILY INCOME FUND

Money market interest rates remained essentially unchanged throughout the year in contrast to 1994. The Fund's 7-day simple yield was 5.1% at both the end and beginning of the year. Average maturity of the Fund was 33 days at the beginning of the year and was relatively unchanged at 40 days by year-end. For the twelve months ended December 31, 1995, the Daily Income Fund had a total return of 5.4%.

SHORT-TERM GOVERNMENT SECURITIES FUND

On May 1, 1995, Homestead Funds introduced the Short-Term Government Securities Fund. This Fund invests primarily in fixed-income securities backed by the full faith and credit of the U.S. Government. The Fund ended the year with a 30-day SEC yield of 4.8% and an average maturity of 1.7 years. The aggregate total return for the eight months ending December 31, 1995, was 5.4%.


Sincerely,

/s/ PETER R. MORRIS

Peter R. Morris
Director of Investments

     THE SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS VS. SHORT-TERM INDEXES

[FIGURE 1]

                      MERRILL LYNCH                               MERRILL LYNCH
                       1-2.99 YEAR        SHORT-TERM               1-4.99 YEAR
                   U.S. TREASURY INDEX     BOND FUND            CORP./GOV. INDEX
1994                       0.6%               0.1%                    -0.6%
1995                      11.0%              10.8%                    13.0%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE SHORT-TERM BOND FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

[FIGURE 2]
                            THE SHORT-TERM BOND FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR CORPORATE/GOVERNMENT BOND INDEX


                                             MERRILL LYNCH
                       SHORT-TERM             1-4.99 YEAR
                       BOND FUND           CORP./GOV. INDEX
NOV 91                  $10,000                  $10,000
DEC 91                   10,199                   10,303
JUNE 92                  10,489                   10,632
DEC 92                   10,843                   11,013
JUNE 93                  11,322                   11,538
DEC 93                   11,559                   11,798
JUNE 94                  11,465                   11,644
DEC 94                   11,570                   11,733
JUNE 95                  12,365                   12,678
DEC 95                   12,820                   13,254


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/95.

                           FUND           M.L. INDEX
1 YEAR                    10.8%              13.0%
SINCE
INCEPTION                  6.2%               7.0%
(11/5/91)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE SHORT-TERM BOND FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

[FIGURE 3]
                   THE SHORT-TERM GOVERNMENT SECURITIES FUND
                 AGGREGATE TOTAL RETURN VS. SHORT-TERM INDEXES


                      MERRILL LYNCH                                  MERRILL LYNCH
                       1-2.99 YEAR        SHORT-TERM GOVERNMENT       1-4.99 YEAR
                   U.S. TREASURY INDEX       SECURITIES FUND      U.S. TREASURY INDEX
SINCE INCEPTION
(05/01/95)                6.4%                    5.4%                   7.6%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE SHORT-TERM GOVERNMENT SECURITIES FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

[FIGURE 4]

                   THE SHORT-TERM GOVERNMENT SECURITIES FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT
       INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR U.S. TREASURY INDEX



                  SHORT-TERM                     MERRILL LYNCH
           GOVERNMENT SECURITIES FUND   1-4.99 YEAR U.S. TREASURY INDEX
MAY 95            $10,000                          $10,000
JUNE 95            10,192                           10,293
SEPT 95            10,325                           10,448
DEC 95             10,544                           10,756


AGGREGATE TOTAL RETURN FOR THE PERIOD ENDED 12/31/95.

                          FUND                 M.L. INDEX
SINCE
INCEPTION                 5.4%                    7.6%
(5/1/95)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE SHORT-TERM GOVERNMENT SECURITIES FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

[FIGURE 5]

             THE VALUE FUND ANNUAL TOTAL RETURNS VS. THE S&P 500

                       VALUE FUND                S&P 500
1994                      2.5%                    1.3%
1995                     33.8%                   37.5%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE VALUE FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

[FIGURE 6]

                                 THE VALUE FUND

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE FUND AT INCEPTION AND THE S&P INDEX


                       THE VALUE
                          FUND                   S&P 500
NOV 90                  $10,000                  $10,000
DEC 90                   10,058                   10,274
JUNE 91                  11,157                   11,745
DEC 91                   11,783                   13,413
JUNE 92                  12,361                   13,327
DEC 92                   13,160                   14,443
JUNE 93                  14,598                   15,141
DEC 93                   15,638                   15,889
JUNE 94                  15,856                   15,347
DEC 94                   16,026                   16,093
JUNE 95                  18,873                   19,336
DEC 95                   21,444                   22,097


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/95.
                          FUND                   S&P 500
1 YEAR                    33.8%                   37.5%
5 YEARS                   16.3%                   16.6%
SINCE
INCEPTION                 16.1%                   16.9%
(11/19/90)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE VALUE FUND AVERAGE TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.

================================================================================
STATEMENTS OF ASSETS AND LIABILITIES

HOMESTEAD FUNDS, INC.
DECEMBER 31, 1995

                                                                                                SHORT-TERM
                                                               DAILY INCOME    SHORT-TERM       GOVERNMENT          VALUE
                                                                   FUND        BOND FUND     SECURITIES FUND         FUND
                                                              -------------   -----------    ---------------   --------------
ASSETS
  Investments in securities, at value
     (cost: $52,668,639; $62,302,994;
     $2,690,101; $114,698,143)  . . . . . . . . . . . . . . . $52,668,639     $63,069,563      $2,714,041      $147,405,357
  Receivables
     Investment securities sold   . . . . . . . . . . . . . .           -          20,430              -                 -
     Dividends and interest   . . . . . . . . . . . . . . . .     110,217         849,782          28,072           165,670
     Due from Manager   . . . . . . . . . . . . . . . . . . .           -              -            5,423                -
     Capital shares sold  . . . . . . . . . . . . . . . . . .      28,338         215,414          32,262           118,374
  Prepaid expenses  . . . . . . . . . . . . . . . . . . . . .      11,884          13,755             156            23,837
                                                              -----------     -----------      ----------      ------------
     Total assets   . . . . . . . . . . . . . . . . . . . . .  52,819,078      64,168,944       2,779,954       147,713,238
                                                              -----------     -----------      ----------      ------------

LIABILITIES
  Payables
     Investment securities purchased  . . . . . . . . . . . .          -        1,927,042         102,149                -
     Accrued expenses   . . . . . . . . . . . . . . . . . . .      27,300          35,266          18,409            57,662
     Due to Manager   . . . . . . . . . . . . . . . . . . . .      25,101          27,875              -             77,920
     Capital shares redeemed  . . . . . . . . . . . . . . . .      62,897          30,563              -                 -
     Dividends  . . . . . . . . . . . . . . . . . . . . . . .       4,631          23,202           1,196            71,865
                                                              -----------     -----------      ----------      ------------
  Total liabilities   . . . . . . . . . . . . . . . . . . . .     119,929       2,043,948         121,754           207,447
                                                              -----------     -----------      ----------      ------------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . $52,699,149     $62,124,996      $2,658,200      $147,505,791
                                                              ===========     ===========      ==========      ============

NET ASSETS CONSIST OF:
  Unrealized appreciation of investments  . . . . . . . . . . $        -      $   766,569      $   23,940      $ 32,707,214
  Paid-in-capital applicable to outstanding shares
     of 52,699,149 of Daily Income Fund, 11,962,525
     of Short-Term Bond Fund, 522,066 of Short-
     Term Government Securities Fund, 7,997,264
     of Value Fund  . . . . . . . . . . . . . . . . . . . . .  52,699,149      61,358,427       2,634,260       114,798,577
                                                              -----------     -----------      ----------      ------------

                                                              $52,699,149     $62,124,996      $2,658,200      $147,505,791
                                                              ===========     ===========      ==========      ============

NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . .       $1.00           $5.19           $5.09            $18.44
                                                              ===========     ===========      ==========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
STATEMENTS OF OPERATIONS

HOMESTEAD FUNDS, INC.


                                                                                             SHORT-TERM
                                                        DAILY INCOME       SHORT-TERM        GOVERNMENT           VALUE
                                                            FUND           BOND FUND      SECURITIES FUND          FUND
                                                        -------------    -------------   -----------------   -------------
                                                                                            May 1, 1995
                                                         Year Ended        Year Ended     (Commencement of      Year Ended
                                                        December 31,      December 31,     Operations) to      December 31,
                                                            1995              1995       December 31, 1995         1995
                                                        -------------    -------------   -----------------   -------------
INVESTMENT INCOME
  Interest  . . . . . . . . . . . . . . . . . . . . .     $2,726,799        $3,632,124         $58,287          $1,044,187
  Dividends   . . . . . . . . . . . . . . . . . . . .              -                 -               -           2,957,686
                                                        -------------    -------------   --------------      -------------
     Total income   . . . . . . . . . . . . . . . . .      2,726,799         3,632,124          58,287           4,001,873
                                                        -------------    -------------   --------------      -------------
Expenses
  Management fees   . . . . . . . . . . . . . . . . .        227,457           282,944           4,919             654,453
  Custodian and accounting fees   . . . . . . . . . .         65,873           100,318          31,305             122,076
  Shareholder servicing   . . . . . . . . . . . . . .         42,786            45,377          18,358              91,298
  Registration expense  . . . . . . . . . . . . . . .         25,079            30,191              15              46,644
  Legal and audit fees  . . . . . . . . . . . . . . .          9,711            12,318           5,825              24,669
  Communication   . . . . . . . . . . . . . . . . . .          7,604             8,833             218              17,361
  Insurance   . . . . . . . . . . . . . . . . . . . .          6,078             9,788              39              17,481
  Directors fees  . . . . . . . . . . . . . . . . . .          2,791             3,595              53               7,190
  Printing  . . . . . . . . . . . . . . . . . . . . .          2,256             2,692             260               9,311
  Other expenses  . . . . . . . . . . . . . . . . . .          5,057             7,123             131              14,188
                                                        -------------    -------------   --------------      -------------
     Total expenses   . . . . . . . . . . . . . . . .        394,692           503,179          61,123           1,004,671
     Less fees waived by Manager  . . . . . . . . . .        (53,465)          (66,694)        (53,818)                  -
                                                        -------------    -------------   --------------      -------------
     Net expenses   . . . . . . . . . . . . . . . . .        341,227           436,485           7,305           1,004,671
                                                        -------------    -------------   --------------      -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . .      2,385,572         3,195,639          50,982           2,997,202
                                                        -------------    -------------   --------------      -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS

  Net realized gain on investments  . . . . . . . . .              -            40,352             469           4,035,929
  Net change in unrealized appreciation (depreciation)             -         2,737,120          23,940          27,067,900
                                                        -------------    -------------   --------------      -------------
NET GAIN ON INVESTMENTS . . . . . . . . . . . . . . .              -         2,777,472          24,409          31,103,829
                                                        -------------    -------------   --------------      -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS   . . . . . . . . . . . . . . . . .     $2,385,572        $5,973,111         $75,391         $34,101,031
                                                        =============    =============   ==============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

HOMESTEAD FUNDS, INC.


                                                                                                  SHORT-TERM
                                                                                                   GOVERNMENT
                                        DAILY INCOME FUND          SHORT-TERM BOND FUND         SECURITIES FUND
                                  ----------------------------  --------------------------------------------------
                                                                                                  May 1, 1995
                                                                                                 (Commencement
                                     Year Ended December 31,      Year Ended December 31,      of Operations) to
                                  ---------------------------   --------------------------    -------------------
                                       1995           1994           1995         1994         December 31, 1995
                                  -----------  -------------  --------------  ------------    -------------------
INCREASE (DECREASE)
IN NET ASSETS

OPERATIONS
Net investment income . . . . .   $  2,385,572  $  1,101,830    $ 3,195,639     $ 2,324,376           $   50,982
Net realized gain (loss)
  on investments  . . . . . . .              -             -         40,352            (850)                 469
Net change in
  unrealized appreciation
  (depreciation)  . . . . . . .              -             -      2,737,120      (2,271,840)              23,940
                                  ------------- -------------  -------------   -------------        -------------
Increase in net assets
  from operations . . . . . . .      2,385,572     1,101,830      5,973,111          51,686               75,391

DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income . . . . .     (2,385,572)   (1,101,830)    (3,195,639)     (2,324,376)             (50,982)
Net realized gain
  on investments  . . . . . . .              -             -        (39,502)              -                 (469)

CAPITAL SHARE
  TRANSACTIONS, NET   . . . . .     16,030,967    11,509,412      7,129,945      17,484,131            2,634,260
                                  ------------- -------------  -------------   -------------        -------------

TOTAL INCREASE IN
  NET ASSETS  . . . . . . . . .     16,030,967    11,509,412      9,867,915      15,211,441            2,658,200

NET ASSETS
Beginning of year . . . . . . .     36,668,182    25,158,770     52,257,081      37,045,640                    -
                                  ------------- -------------  -------------   -------------        -------------

END OF YEAR . . . . . . . . . .    $52,699,149   $36,668,182    $62,124,996     $52,257,081           $2,658,200
                                  ============= =============  =============   =============        =============





                                          VALUE FUND
                                  --------------------------

                                    Year Ended December 31,
                                  --------------------------
                                      1995           1994
                                  ------------   -----------
INCREASE (DECREASE)
IN NET ASSETS

OPERATIONS
Net investment income . . . . .   $  2,997,202   $ 1,664,090
Net realized gain (loss)
  on investments  . . . . . . .      4,035,929       703,689
Net change in
  unrealized appreciation
  (depreciation)  . . . . . . .     27,067,900    (1,220,695)
                                  -------------  ------------

Increase in net assets
  from operations . . . . . . .     34,101,031     1,147,084

DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income . . . . .     (2,997,202)   (1,664,090)
Net realized gain
  on investments  . . . . . . .     (4,035,929)     (703,689)

CAPITAL SHARE
  TRANSACTIONS, NET   . . . . .     28,826,300    39,215,842
                                  -------------  ------------

TOTAL INCREASE IN
  NET ASSETS  . . . . . . . . .     55,894,200    37,995,147

NET ASSETS
Beginning of year . . . . . . .     91,611,591    53,616,444
                                  -------------  ------------

END OF YEAR . . . . . . . . . .   $147,505,791   $91,611,591
                                  =============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
DECEMBER 31, 1995

                                                     Interest      Maturity            Face
                                                        Rate         Date             Amount              Value
                                                      --------      -------      --------------       ------------
COMMERCIAL PAPER  (83.1% of portfolio)
AT&T Capital Corp.  . . . . . . . . . . . . . .          5.70%      01/03/96     $     700,000        $    699,778
American Express Credit Corp. . . . . . . . . .          5.65       01/03/96         1,190,000           1,189,627
American Express Credit Corp. . . . . . . . . .          5.35       06/27/96         1,000,000             973,547
American General Finance Corp.  . . . . . . . .          5.80       01/26/96           400,000             398,389
American General Finance Corp.  . . . . . . . .          5.71       01/26/96           450,000             448,216
American General Finance Corp.  . . . . . . . .          5.76       01/31/96           700,000             696,640
American General Finance Corp.  . . . . . . . .          5.64       02/12/96           700,000             695,394
Baltimore Gas & Electric Co.  . . . . . . . . .          5.68       01/24/96         1,000,000             996,371
Beneficial Corp.  . . . . . . . . . . . . . . .          5.77       01/26/96         1,700,000           1,693,188
Beneficial Corp.  . . . . . . . . . . . . . . .          5.80       01/31/96           800,000             796,133
CIT Group Holdings, Inc.  . . . . . . . . . . .          5.82       01/02/96           850,000             849,863
Chevron Oil Finance Co. . . . . . . . . . . . .          5.90       01/03/96         1,100,000           1,099,640
Chevron Oil Finance Co. . . . . . . . . . . . .          5.75       01/22/96           900,000             896,981
Commercial Credit Co. . . . . . . . . . . . . .          5.70       01/04/96         1,000,000             999,525
Commercial Credit Co. . . . . . . . . . . . . .          5.71       01/26/96         1,100,000           1,095,638
Consolidated Natural Gas Co.  . . . . . . . . .          5.80       01/05/96           985,000             984,365
Consolidated Natural Gas Co.  . . . . . . . . .          5.68       01/12/96           500,000             499,132
John Deere Capital Corp.  . . . . . . . . . . .          5.70       01/05/96           415,000             414,737
John Deere Capital Corp.  . . . . . . . . . . .          5.75       01/09/96         1,100,000           1,098,595
John Deere Capital Corp.  . . . . . . . . . . .          5.75       01/17/96           400,000             398,978
John Deere Capital Corp.  . . . . . . . . . . .          5.64       01/29/96           700,000             696,929
E. I. Dupont Co.  . . . . . . . . . . . . . . .          5.65       01/17/96         2,400,000           2,393,973
Ford Motor Credit Corp. . . . . . . . . . . . .          5.68       01/30/96           800,000             796,340
Ford Motor Credit Corp. . . . . . . . . . . . .          5.68       02/07/96         1,400,000           1,391,827
General Electric Capital Corp.  . . . . . . . .          5.76       01/08/96         1,300,000           1,298,544
General Electric Capital Corp.  . . . . . . . .          5.35       06/27/96         1,000,000             973,547
Heller Financial Corp.  . . . . . . . . . . . .          5.63       02/09/96           650,000             646,036
Hewlett-Packard Co. . . . . . . . . . . . . . .          5.63       01/10/96         1,500,000           1,497,889
Hewlett-Packard Co. . . . . . . . . . . . . . .          5.63       01/11/96           950,000             948,514
Household Finance Corp. . . . . . . . . . . . .          5.63       01/04/96           350,000             349,836
IBM Credit Corp.  . . . . . . . . . . . . . . .          5.68       01/03/96         2,300,000           2,299,274
Merrill Lynch & Co. . . . . . . . . . . . . . .          5.75       01/02/96         1,100,000           1,099,824
Merrill Lynch & Co. . . . . . . . . . . . . . .          5.70       01/31/96           950,000             945,488
Norwest Financial, Inc. . . . . . . . . . . . .          5.75       01/19/96           750,000             747,844
Norwest Financial, Inc. . . . . . . . . . . . .          5.74       01/19/96         1,500,000           1,495,695
PHH Corp. . . . . . . . . . . . . . . . . . . .          5.68       01/19/96         1,400,000           1,396,024
J.C. Penney Funding Corp. . . . . . . . . . . .          5.68       01/16/96         2,500,000           2,494,083
Pepsico Inc.  . . . . . . . . . . . . . . . . .          5.62       05/10/96         1,000,000             979,706
Schering Corp.  . . . . . . . . . . . . . . . .          5.55       01/17/96         1,000,000             997,533
Schering Corp.  . . . . . . . . . . . . . . . .          5.67       01/23/96         1,000,000             996,535
Transamerica Finance Corp.  . . . . . . . . . .          5.73       01/12/96         1,000,000             998,249
Transamerica Finance Corp.  . . . . . . . . . .          5.67       01/29/96         1,400,000           1,393,826
                                                                                                       -----------
     Total Commercial Paper  (Cost $43,762,253) . . . . . . . . . . . . . . . . . . . . . . . . . .     43,762,253
                                                                                                       -----------

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
DECEMBER 31, 1995

                                                      Interest     Maturity            Face
                                                        Rate         Date             Amount              Value
                                                      --------     --------         ----------         -----------
CORPORATE  NOTES   (5.6% of portfolio)
Associates Corp. of North America . . . . . . .          8.80%      03/01/96        $  167,000         $   167,702
CIT Group Holdings, Inc.  . . . . . . . . . . .          8.88       06/15/96         1,250,000           1,265,524
CIT Group Holdings, Inc.  . . . . . . . . . . .          4.75       03/15/96           100,000              99,753
Ford Motor Credit Corp. . . . . . . . . . . . .          8.25       07/15/96           120,000             121,364
Ford Motor Credit Corp. . . . . . . . . . . . .          8.00       10/01/96           103,000             104,403
General Electric Capital Corp.  . . . . . . . .          7.14       09/06/96           100,000             100,802
Heller Financial Corp.  . . . . . . . . . . . .          8.85       04/15/96           100,000             100,739
Household Finance Corp. . . . . . . . . . . . .         10.13       06/15/96           100,000             101,835
Household Finance Corp. . . . . . . . . . . . .          9.38       02/15/96           150,000             150,522
Household Finance Corp. . . . . . . . . . . . .          5.46       02/01/96           500,000             499,666
Philip Morris Cos., Inc.  . . . . . . . . . . .          8.88       07/01/96           115,000             116,575
Wal-Mart Stores, Inc. . . . . . . . . . . . . .          8.00       05/01/96           115,000             115,723
                                                                                                       -----------
     Total Corporate Notes  (Cost $2,944,608) . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,944,608
                                                                                                       -----------

U. S. GOVERNMENT & AGENCY OBLIGATIONS  (9.5% of portfolio)
Federal Home Loan Bank Corp.  . . . . . . . . .          5.59(a)    01/03/96         1,500,000           1,499,534
Federal Home Loan Bank Corp.  . . . . . . . . .          5.54(a)    02/15/96         1,000,000             993,075
Federal National Mortgage Assn. . . . . . . . .          9.35       02/12/96           500,000             501,859
U. S. Treasury Note . . . . . . . . . . . . . .          7.63       04/30/96         1,000,000           1,006,193
U. S. Treasury Note . . . . . . . . . . . . . .          7.88       07/31/96         1,000,000           1,010,851
                                                                                                       -----------
     Total U. S. Government & Agency Obligations (Cost  $5,011,512) . . . . . . . . . . . . . . . .      5,011,512
                                                                                                       -----------

CORPORATE MASTER NOTE  (1.8% of portfolio)
Associates Corp. of North America, 5.44%  (b) . . . . . . . . . . . . . . . . . .      950,000             950,000
                                                                                                       -----------
     Total Corporate Master Note (Cost $950,000)  . . . . . . . . . . . . . . . . . . . . . . . . .        950,000
                                                                                                       -----------

MONEY MARKET ACCOUNT
State Street Bank and Trust Seven Seas Money Fund, 5.42%  (c) . . . . . . . . . . . . . . . . . . .            266
                                                                                                       -----------
     Total Money Market Account (Cost $266) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            266
                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES (Cost $52,668,639) -- 100%  . . . . . . . . . . . . . . . . . . . .    $52,668,639
                                                                                                       ===========


--------------
(a) Yield to maturity at purchase.
(b) Variable coupon rate as of December 29, 1995.
(c) One day yield at December 29, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
DECEMBER 31, 1995

                                                     Interest      Maturity            Face
                                                        Rate         Date             Amount               Value
                                                      --------      -------      --------------         ----------
CORPORATE BONDS  (45.5% of portfolio)
BASIC INDUSTRIES - 8.0%
     Allied Corp. . . . . . . . . . . . . . . .          5.70%(a)   09/15/98          $100,000          $   85,250
     Allied Corp. . . . . . . . . . . . . . . .     4.64-7.90(a)    01/15/96           352,000             351,560
     Allied Corp. . . . . . . . . . . . . . . .          5.90(a)    08/01/97           154,000             141,295
     Corning, Inc.  . . . . . . . . . . . . . .          7.75       11/15/98           730,000             730,000
     Corning, Inc.  . . . . . . . . . . . . . .          7.10       08/14/00           100,000             103,875
     Deere & Co., Inc.  . . . . . . . . . . . .          8.25       06/01/96           100,000             101,125
     Exxon  Capital  Corp.  . . . . . . . . . .          7.88       04/15/96           100,000             100,678
     Ford Capital BV  . . . . . . . . . . . . .          9.13       05/01/98           500,000             537,500
     Ford Motor Co. . . . . . . . . . . . . . .          5.78       01/01/99           400,000             399,696
     Harsco Corp. . . . . . . . . . . . . . . .          8.75       05/15/96           500,000             505,625
     Martin Marietta Corp.  . . . . . . . . . .          8.50       03/01/96           350,000             351,313
     Philip Morris Cos., Inc. . . . . . . . . .          8.75       12/01/96           300,000             308,625
     Philip Morris Cos., Inc. . . . . . . . . .          9.75       05/01/97           300,000             315,750
     Philip Morris Cos., Inc. . . . . . . . . .          9.25       12/01/97           200,000             213,000
     Philip Morris Cos., Inc. . . . . . . . . .          6.38       01/15/98           250,000             253,125
     Philip Morris Cos., Inc. . . . . . . . . .          8.55       03/08/96           150,000             150,750
     Texaco Capital, Inc. . . . . . . . . . . .          9.00       11/15/96           365,000             376,406
                                                                                                        ----------
               Total Basic Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,025,573
                                                                                                        ----------

CONSUMER NON-DURABLE GOODS - 3.1%
Beverages
     Coca Cola Co.  . . . . . . . . . . . . . .          7.75       02/15/96           103,000             103,258
     Pepsico Capital Resources, Inc.  . . . . .          6.54(a)    04/01/98           100,000              88,625
Department Stores
     J.C. Penney & Co.  . . . . . . . . . . . .         10.00       10/15/97           300,000             323,250
     Sears Roebuck and Co.  . . . . . . . . . .          8.55       08/01/96           100,000             101,750
Food
     Nabisco, Inc.  . . . . . . . . . . . . . .          7.75       11/01/03           352,000             355,080
Medical Supplier
     Baxter International . . . . . . . . . . .          6.25       03/11/97           210,000             211,575
     Johnson & Johnson Co.  . . . . . . . . . .          8.00       09/01/98           250,000             254,375
Photography
     Eastman Kodak Co.  . . . . . . . . . . . .         10.00       06/15/01           163,000             166,260
     Eastman Kodak Co.  . . . . . . . . . . . .          9.88       11/01/04           263,000             288,643
Recreational
     Walt Disney Co.  . . . . . . . . . . . . .          1.50       10/20/99            50,000              42,114
                                                                                                        ----------
          Total Consumer Non-Durable Goods  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,934,930
                                                                                                        ----------

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                     Interest      Maturity              Face
                                                        Rate         Date               Amount              Value
                                                   ------------    ----------       -----------          ---------
CONSUMER SERVICES - 0.6%
Healthcare
     Hospital Corp. of America  . . . . . . . .         6.90(a)%    06/01/99           $111,000          $  85,748
     Schering-Plough Corp.  . . . . . . . . . .    6.80-8.00(a)     12/02/96            300,000            285,750
                                                                                                        ----------
          Total Consumer Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        371,498
                                                                                                        ----------

ENERGY - 0.6%
Oil
     BP America, Inc. . . . . . . . . . . . . .        10.15        03/15/96            359,000            362,141
                                                                                                        ----------
          Total Energy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        362,141
                                                                                                        ----------

FINANCE - 25.0%
Banks
     Bank America Corp. . . . . . . . . . . . .         4.99(b)     05/17/99            100,000             97,656
     Bank Leumi Israel  . . . . . . . . . . . .         8.38        02/10/96             45,000             45,000
     Bankers Trust NY Corp. . . . . . . . . . .         8.25        07/02/96            110,000            111,375
     Bankers Trust NY Corp. . . . . . . . . . .         7.25        11/01/96            200,000            203,000
     Barnett Banks, Inc.  . . . . . . . . . . .         9.75        01/08/96            250,000            250,000
     International Bank for Recon. & Dev. . . .         4.83(a)     02/15/96            110,000            109,313
     International Bank for Recon. & Dev. . . .         4.59(a)     08/15/96            258,000            249,938
     International Bank for Recon. & Dev. . . .    4.75-6.40(a)     02/15/97            934,000            881,463
     International Bank for Recon. & Dev. . . .         5.47(a)     02/15/98            125,000            111,563
     International Bank for Recon. & Dev. . . .         7.20(a)     08/15/98             26,000             22,555
     International Bank for Recon. & Dev. . . .    5.93-7.89(a)     02/15/99            732,000            616,710
     International Bank for Recon. & Dev. . . .    6.16-6.54(a)     08/15/99            525,000            429,844
     NationsBank Corp.  . . . . . . . . . . . .         4.75        08/15/96            100,000             99,625
     Wells Fargo & Co.  . . . . . . . . . . . .         8.20        11/01/96            100,000            102,250
Financial Services
     American Express Co. . . . . . . . . . . .         8.75        06/15/96            315,000            319,013
     Associates Corp. of North America  . . . .         8.38        01/15/98             50,000             52,750
     Avco Financial Services, Inc.  . . . . . .         8.50        10/15/99             50,000             54,438
     Beneficial Corp. . . . . . . . . . . . . .         9.80        05/12/97            110,000            116,188
     CIT Group Holdings, Inc. . . . . . . . . .         6.00        02/15/97            200,000            200,398
     Commercial Credit Co.  . . . . . . . . . .         6.75        01/15/97            400,000            405,000
     Dauphin Deposit Co.  . . . . . . . . . . .         8.70        11/15/96            250,000            256,137
     Dean Witter Discover & Co. . . . . . . . .         5.52(b)     03/02/99            335,000            335,209
     Ford Motor Credit Corp.  . . . . . . . . .         8.88        08/01/96            450,000            458,289
     Ford Motor Credit Corp.  . . . . . . . . .         9.85        02/27/96            100,000            100,601
     Ford Motor Credit Corp.  . . . . . . . . .         9.25        06/21/96             75,000             75,750
     Ford Motor Credit Corp.  . . . . . . . . .         5.93(b)     02/03/98            200,000            200,000
     Franklin Universal Trust . . . . . . . . .         5.63        09/01/98            500,000            501,250
     General Electric Capital Corp. . . . . . .         7.98(b)     12/15/07            750,000            767,040
     General Electric Capital Corp. . . . . . .         6.20        03/15/97            334,800            338,148

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                     Interest      Maturity              Face
                                                        Rate         Date               Amount              Value
                                                   ------------    ----------       -----------          ---------
FINANCE -- continued
     General Electric Capital Corp. . . . . . .        6.65(b)%     04/14/08           $500,000        $   512,360
     General Electric Capital Corp. . . . . . .        5.28(b)      07/26/96            575,000            572,700
     General Electric Capital Corp. . . . . . .        5.20(b)      08/01/96             50,000             50,000
     General Motors Acceptance Corp.  . . . . .        8.25         08/01/96            200,000            202,942
     General Motors Acceptance Corp.  . . . . .        8.00         10/01/96            228,000            231,855
     General Motors Acceptance Corp.  . . . . .        8.75         02/01/96             80,000             80,137
     Heller Financial Corp. . . . . . . . . . .        6.45         02/15/97             62,500             63,047
     Heller Financial Corp. . . . . . . . . . .        9.22         04/01/96            100,000            100,799
     Household Finance Corp.  . . . . . . . . .       10.08         04/01/96            200,000            202,080
     Household Finance Corp.  . . . . . . . . .        8.88         07/05/99            100,000            101,403
     Lincoln National Corp. . . . . . . . . . .        7.13         07/15/99            150,000            155,625
     Old Republic International Corp. . . . . .       11.50         06/01/15            150,000            153,188
     Transamerica Finance Corp. . . . . . . . .        8.75         10/01/99             50,000             54,688
     Xerox Credit Corp. . . . . . . . . . . . .       10.13         04/15/99            340,000            344,675
     Xerox Credit Corp. . . . . . . . . . . . .        9.63         09/01/97            182,000            193,830
Insurance
     CIGNA Corp.  . . . . . . . . . . . . . . .        8.00         09/01/96            126,000            127,843
     CNA Financial  . . . . . . . . . . . . . .        8.88         03/01/98            500,000            532,500
     ITT Hartford Group, Inc. . . . . . . . . .        7.25         12/01/96            150,000            152,217
     ITT Hartford Group, Inc. . . . . . . . . .        8.20         10/15/98            357,000            379,313
     Liberty Mutual Cap. Corp.  . . . . . . . .        8.50         07/08/96            250,000            253,438
     Manufacturers Life Mortgage Sec. . . . . .        8.25         03/01/97            250,000            257,188
Security & Commodity Brokers
     J. P. Morgan & Co., Inc. . . . . . . . . .   5.37-6.38(a)      04/01/98          1,104,000            977,040
     Lehman Brothers, Inc.  . . . . . . . . . .        7.00         05/15/97            250,000            253,750
     Lehman Brothers, Inc.  . . . . . . . . . .        7.63         08/01/98            150,000            155,063
     Merrill Lynch & Co.  . . . . . . . . . . .        6.14(b)      01/26/00            250,000            250,077
     Merrill Lynch & Co.  . . . . . . . . . . .        4.75         06/24/96            250,000            249,140
     Morgan Stanley Group, Inc. . . . . . . . .        7.32         01/15/97            250,000            254,374
     Salomon Bros., Inc.  . . . . . . . . . . .        9.38         07/12/96            150,000            152,435
     Salomon Bros., Inc.  . . . . . . . . . . .        5.26(b)      02/10/99            250,000            240,624
     Salomon Bros., Inc.  . . . . . . . . . . .        6.10         05/15/96             40,000             39,995
     Salomon Bros., Inc.  . . . . . . . . . . .        6.55         05/15/97             40,000             40,200
     Shearson Lehman Brothers Holdings, Inc.  .        5.25         01/02/96            500,000            500,000
     Shearson Lehman Brothers Holdings, Inc . .   6.26-7.11(a)      05/16/98            503,000            438,238
                                                                                                        ----------
          Total Finance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,783,267
                                                                                                        ----------

TECHNOLOGY - 1.7%
Aerospace
     United Technologies Corp.  . . . . . . . .        9.63         05/15/99            401,000            407,516

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                     Interest       Maturity              Face
                                                       Rate           Date              Amount            Value
                                                     --------       --------           --------        -----------
TECHNOLOGY -- continued
Computer & Business Equipment
     Texas Instruments Corp.  . . . . . . . . .          9.00%      07/15/99           $650,000        $   663,000
                                                                                                       -----------
          Total Technology  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,070,516
                                                                                                       -----------
TRANSPORTATION - 0.8%
Railroad
     Atchison Topeka Santa Fe RR Co.  . . . . .          8.88       06/01/96            200,000            202,500
     Atchison Topeka Santa Fe RR Co.  . . . . .          5.37       09/15/99            228,000            225,150
     CSX Transportation, Inc. . . . . . . . . .          6.50       03/01/96            100,000            100,125
                                                                                                       -----------
          Total Transportation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        527,775
                                                                                                       -----------

UTILITIES - 5.7%
Electric & Gas
     Consolidated Edison Company of New York  .          5.90       12/15/96            127,000            127,000
     Gulf State Utilities Co. . . . . . . . . .          5.00       01/01/96            705,000            705,000
     Iowa Electric Light & Power Co.  . . . . .          7.88       12/01/00            198,000            200,475
     Kansas Gas & Electric Co.  . . . . . . . .          5.63       05/01/96            200,000            200,250
     Metropolitan Edison Co.  . . . . . . . . .          5.75       06/01/96             50,000             50,063
     Ohio Power Co. . . . . . . . . . . . . . .          5.00       01/01/96            250,000            250,000
     Ohio Power Co. . . . . . . . . . . . . . .          5.13       01/01/96            142,000            142,000
     Ohio Power Co. . . . . . . . . . . . . . .          8.30       04/01/97             68,000             70,089
     Pacific Gas & Electric Co. . . . . . . . .          4.63       06/01/97            195,000            192,563
     Pacific Gas & Electric Co. . . . . . . . .          4.87       12/09/96            250,000            248,750
     Potomac Electric Power Co. . . . . . . . .          5.00       09/01/02            626,000            597,830
     Southern California Gas Co.  . . . . . . .          5.25       03/01/98            114,000            112,718
Telephone
     GTE California . . . . . . . . . . . . . .          7.13       12/01/98            250,000            251,875
     GTE Hawaiian Telephone Co., Inc. . . . . .          9.00       12/01/00            250,000            254,375
     Hawaiian Telephone Co. . . . . . . . . . .          8.75       09/01/00            150,000            152,062
     Southwestern Bell Telephone Co.  . . . . .          6.05       02/09/98             50,000             50,312
                                                                                                       -----------
          Total Utilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,605,362
                                                                                                       -----------
          Total Corporate Bonds (Cost $28,401,950)  . . . . . . . . . . . . . . . . . . . . . . . .     28,681,062
                                                                                                       -----------

FOREIGN BONDS  (1.2% of portfolio)
Israel Trust Government Trust Certificates  . .          9.25       11/15/96             50,000             51,125
Kingdom of Sweden . . . . . . . . . . . . . . .          6.15(a)    04/01/97            215,000            201,025
Metropolis of Tokyo . . . . . . . . . . . . . .          7.50       03/18/97            119,000            121,975
Ontario Province of Canada  . . . . . . . . . .         15.13       05/01/11            220,000            239,250
Ontario Province of Canada  . . . . . . . . . .          8.25       04/08/96            150,000            151,125
                                                                                                       -----------
               Total Foreign Bonds (Cost $763,971)  . . . . . . . . . . . . . . . . . . . . . . . .        764,500
                                                                                                       -----------

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                              Interest      Maturity             Face
                                                                Rate          Date              Amount           Value
                                                          ------------    ----------       -----------          ---------
ASSET BACKED SECURITIES  (8.8% of portfolio)
Case Equipment Loan Trust 1992-A A2 . . . . . . . . . .          5.40%       06/15/98         $  50,605      $    50,567
Case Equipment Loan Trust 1993-B A  . . . . . . . . . .          4.30        05/17/99            47,259           46,904
Caterpillar Financial Asset Trust 1994-A A2 . . . . . .          6.10        06/25/00            50,366           50,366
Chase Manhattan Credit Card Master Trust 92-1 A . . . .          7.40        05/15/00            50,000           51,497
Chase Manhattan Grantor Trust 1993-A A  . . . . . . . .          4.20        04/15/99            75,506           75,060
CIT Revenue Grantor Trust 1994-A A  . . . . . . . . . .          4.90        07/15/09           247,855          242,541
Daimler-Benz Vehicle Trust 1994-A A . . . . . . . . . .          5.95        12/15/00            88,129           88,487
Discover Card Trust 1992-A A  . . . . . . . . . . . . .          5.50        05/16/98           662,500          660,380
Discover Card Trust 1992-B A  . . . . . . . . . . . . .          6.80        06/16/00            85,000           87,358
Fleet Finance, Inc. 1993-1 A  . . . . . . . . . . . . .          5.45        03/20/23           230,195          230,232
Ford Credit Grantor Trust . . . . . . . . . . . . . . .          4.30        07/15/98            75,743           74,999
GMAC Grantor Trust 1992-D A . . . . . . . . . . . . . .          5.55        05/15/97             9,226            9,218
Green Tree Financial Corp. 1993-2 A1  . . . . . . . . .          6.44(b)     07/15/18            56,300           56,334
Honda 1992-A Grantor Trust  . . . . . . . . . . . . . .          4.90        06/15/98            24,416           24,264
Household Affinity Credit Card Master Trust 93-2 A  . .          5.60        05/15/02           100,000           99,349
MBNA Master Credit Card Trust 1993-3  . . . . . . . . .          5.40        09/15/00           148,000          147,275
Merrill Lynch Asset Backed Corp. 1993-1 A2  . . . . . .          5.13        07/15/98            21,189           21,083
Nissan Auto Rec. 1994-A A . . . . . . . . . . . . . . .          6.45        09/15/99           180,491          182,089
Olympic Auto Receivable Trust 1994-A A  . . . . . . . .          5.65        01/15/01           172,857          172,566
Premier Auto Trust 1992-4 A . . . . . . . . . . . . . .          5.05        01/15/98           490,111          486,729
Premier Auto Trust 1992-5 A . . . . . . . . . . . . . .          4.55        03/15/98           227,152          225,572
Premier Auto Trust 1993-3 A3  . . . . . . . . . . . . .          4.90        12/15/98           380,831          378,220
Premier Auto Trust 1993-4 A2  . . . . . . . . . . . . .          4.65        02/02/99           103,697          102,893
Premier Auto Trust 1995-1 A6  . . . . . . . . . . . . .          8.05        04/04/00           150,000          158,802
Railcar Trust 1992-1 A  . . . . . . . . . . . . . . . .          7.75        06/01/04           102,923          111,095
Sears Credit Acct. Master Trust 1992-1 A  . . . . . . .          5.90        11/15/98           458,333          460,097
Sears EURO Acct. Rec. Trust 1991-1  . . . . . . . . . .          8.75        04/15/96           750,000          756,240
Toyota Auto Rec. Grantor Trust 1993-A A . . . . . . . .          3.90        08/15/98           140,173          138,155
Volvo Auto Rec. 1991-A A  . . . . . . . . . . . . . . .          5.65        12/15/98           276,265          275,576
Volvo Auto Rec. 1992-A A  . . . . . . . . . . . . . . .          4.65        06/15/98            67,624           67,049
                                                                                                              ----------
          Total Asset Backed Securities  (Cost $5,488,217)  . . . . . . . . . . . . . . . . . . . . . .        5,530,997
                                                                                                              ----------

MORTGAGE BACKED SECURITIES  (17.4% of portfolio)
Advanta Home Equity Loan Trust 1993-3 A1  . . . . . . .          4.90        10/25/09           318,545          303,668
American Financial Home Equity Loan 1991-1 A  . . . . .          8.00        07/25/06           242,521          249,360
American Southwest Financial Corp. 51 D . . . . . . . .          8.75        08/01/17            82,723           85,686
BW Home Equity Trust 1990-1 A . . . . . . . . . . . . .          9.25        09/15/05            59,535           62,737
Chase Mortgage Finance Corp. 1992 L-1 1A3 . . . . . . .          5.50        11/25/09            18,124           18,018
Chase Mortgage Finance Corp. 1993-G A1  . . . . . . . .          7.00        04/25/01           134,687          132,507
CITICORP Mortgage Securities Inc. 1992-3 A3 . . . . . .          7.50        07/25/06            94,699           94,463

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                              Interest      Maturity             Face
                                                                Rate          Date              Amount           Value
                                                              --------      ---------           -------         --------
MORTGAGE BACKED SECURITIES  - continued
CITICORP Mortgage Trust Series 3 Class A5 . . . . . . .          9.00%       01/25/20          $100,000         $106,000
CMC Securities Corp 1992-D D3S  . . . . . . . . . . . .          7.17(b)     12/25/23            70,887           70,909
CMC Securities Corp. 1993-E S9  . . . . . . . . . . . .          6.50        11/25/08           903,683          866,246
CMO Trust 15  . . . . . . . . . . . . . . . . . . . . .          5.00        03/20/18           132,130          126,243
CMO Trust 14  . . . . . . . . . . . . . . . . . . . . .          8.00        01/01/17           279,985          286,238
CMO Trust 17 B  . . . . . . . . . . . . . . . . . . . .          7.25        04/20/18           103,315          105,382
Corestates Home Equity Trust 1994-1 A . . . . . . . . .          6.65        05/15/09            58,621           59,490
Daiwa Mortgage Acceptance 1992-1  . . . . . . . . . . .          7.88        10/25/19            54,772           54,883
FHLMC 1663 A  . . . . . . . . . . . . . . . . . . . . .          7.00        07/15/23           211,884          213,672
FHLMC 39 ED . . . . . . . . . . . . . . . . . . . . . .          8.50        03/25/24           165,000          170,156
FHLMC 144 A . . . . . . . . . . . . . . . . . . . . . .          8.75        06/15/00            69,350           72,508
FHLMC 1036 E  . . . . . . . . . . . . . . . . . . . . .          7.00        03/15/13           232,091          232,568
FHLMC 1221 G  . . . . . . . . . . . . . . . . . . . . .          7.00        09/15/05           140,133          141,110
FHLMC 1270 C  . . . . . . . . . . . . . . . . . . . . .          7.00        05/15/97           171,948          172,162
FHLMC 1349 PF . . . . . . . . . . . . . . . . . . . . .          6.50        10/15/12           362,430          362,328
FHLMC #218209 . . . . . . . . . . . . . . . . . . . . .          8.50        06/01/02           104,025          107,504
FNMA 1992-33 G  . . . . . . . . . . . . . . . . . . . .          7.75        05/25/19            89,197           89,472
FNMA 1992-87 D  . . . . . . . . . . . . . . . . . . . .          8.00        03/25/17            64,033           63,893
FNMA G92-40 C . . . . . . . . . . . . . . . . . . . . .          7.00        05/25/97            65,346           65,645
FNMA G92-48 B . . . . . . . . . . . . . . . . . . . . .          7.50        04/25/17            29,837           29,731
FNMA REMIC 1992-203 K . . . . . . . . . . . . . . . . .          6.50        11/25/07           379,174          379,398
FNMA REMIC 1993-15 K  . . . . . . . . . . . . . . . . .          7.00        02/25/08           198,103          200,348
FNMA REMIC 1993-68 Z  . . . . . . . . . . . . . . . . .          6.00        05/25/08           150,000          145,453
FNMA 1993-85 E  . . . . . . . . . . . . . . . . . . . .          6.50        11/25/07           321,815          321,997
FNMA REMIC 1993-88 B  . . . . . . . . . . . . . . . . .          5.40        06/25/00           428,423          401,011
FNMA REMIC 1993-140 L . . . . . . . . . . . . . . . . .          7.00        07/25/12           174,219          176,537
FNMA REMIC 1994-4 K . . . . . . . . . . . . . . . . . .          6.50        12/25/06           581,973          590,347
FNMA #016782  . . . . . . . . . . . . . . . . . . . . .          6.00        09/01/99             9,871            9,556
First Alliance Mortgage Loan Trust  . . . . . . . . . .          7.83        10/25/25           188,933          196,752
Fund America Investors Corp. 1990-1 H . . . . . . . . .          8.95        10/20/17           154,947          155,044
GE Capital Mortgage Services, Inc. 1994-18 A3 . . . . .          7.00        08/25/24           100,000          100,477
GE Capital Mortgage Services, Inc. 1994-95  . . . . . .          5.50        02/25/24           100,000           94,374
GE Capital Mortgage Services, Inc. 1993-3 A . . . . . .          7.50        03/25/19           184,919          185,957
Goldman Sachs Trust 2 B 3 . . . . . . . . . . . . . . .          8.95        07/01/17           147,166          154,462
HFC Home Equity Loan 1992-1 A3  . . . . . . . . . . . .          5.80        05/20/07            21,262           21,291
Housing Securities, Inc. 1992-NB1 G . . . . . . . . . .          7.25        01/25/07           250,000          257,656
Housing Securities, Inc. 1992-EA A4 . . . . . . . . . .          7.50        10/25/07           451,000          462,252
Merrill Lynch 1991-1 A  . . . . . . . . . . . . . . . .          8.00        06/15/10            60,044           61,473
Merrill Lynch 1994-A A4 . . . . . . . . . . . . . . . .          6.41(b)     02/15/09           203,182          198,375
Mid-State Trust CMO 3 A . . . . . . . . . . . . . . . .          7.63        04/01/22           302,229          316,799
Morgan Stanley Mortgage Trust T 6 . . . . . . . . . . .          8.75        07/20/19           133,977          147,928
Nomura Asset Securities Corp. 1994-4B 4A  . . . . . . .          8.30        09/25/24            75,444           77,859

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                              Interest       Maturity           Face
                                                                Rate           Date            Amount           Value
                                                             ---------       --------        ---------       ------------
MORTGAGE BACKED SECURITIES  -- continued
Novus Home Equity Loan Trust 1993-1A  . . . . . . . . .          6.39%(b)    12/31/03        $   70,931      $    70,974
Prudential Home Mortgage 1993-10 A1 . . . . . . . . . .          6.50        02/25/00           176,342          175,468
RFMSI 1992-S19  . . . . . . . . . . . . . . . . . . . .          8.50        03/25/22           315,797          316,440
RFMSI 1993-57 A6  . . . . . . . . . . . . . . . . . . .          7.15        02/25/08            71,580           71,754
RFMSI 1993-S25 A1 . . . . . . . . . . . . . . . . . . .          6.50        07/25/08           111,184          111,998
RFMSI 1987-S2 A . . . . . . . . . . . . . . . . . . . .          8.50        05/25/02            42,870           43,893
Ryland 26C  . . . . . . . . . . . . . . . . . . . . . .          9.00        12/01/16           345,312          366,495
Sears Mortgage Securities Corp. 1992-10 A7  . . . . . .          8.00        03/25/22           199,993          201,243
TMS Equity Trust 1993-C2 A3 . . . . . . . . . . . . . .          5.75        10/15/22           203,744          199,160
TMS Home Equity Loan 1993D-A1 . . . . . . . . . . . . .          5.68        02/15/09           176,726          172,517
UCFC Home Equity Loan 1994-A A1 . . . . . . . . . . . .          4.83        03/10/05            53,052           52,639
Zions Home Ref. Loan Trust 1993-1 . . . . . . . . . . .          5.15        09/25/03           201,858          198,053
                                                                                                             -----------
          Total Mortgage Backed Securities (Cost $10,804,971) . . . . . . . . . . . . . . . . . . . . . . .   10,978,559
                                                                                                             -----------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS  (25.3% of portfolio)
Certificates on Government Receipts . . . . . . . . . .          5.00(a)     11/15/96            56,000           53,524
Federal Farm Credit Bank  . . . . . . . . . . . . . . .          7.77        04/04/00           500,000          502,650
Federal Farm Credit Bank  . . . . . . . . . . . . . . .          6.96        06/06/00           250,000          251,433
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          5.25(b)     03/10/99           250,000          251,580
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          5.74(b)     12/23/98           500,000          502,020
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          6.40(b)     07/01/98           250,000          250,000
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          6.15(b)     09/01/98           500,000          504,580
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          7.87        12/15/97           250,000          261,807
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          6.67        10/30/00         1,000,000        1,003,470
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          6.83        11/09/00           250,000          250,375
Federal Home Loan Bank  . . . . . . . . . . . . . . . .          6.31        12/20/00           250,000          251,447
Federal Home Loan Mortgage Corp.  . . . . . . . . . . .          4.95        02/23/99           500,000          500,625
Federal Home Loan Mortgage Corp.  . . . . . . . . . . .          4.75(b)     09/20/00           500,000          493,040
Federal Home Loan Mortgage Corp.  . . . . . . . . . . .          6.38(b)     11/22/00           200,000          200,626
Federal Home Loan Mortgage Corp.  . . . . . . . . . . .          7.19        05/17/00           250,000          251,358
Federal National Mortgage Assn. . . . . . . . . . . . .          5.77        08/25/98           250,000          251,375
Federal National Mortgage Assn. . . . . . . . . . . . .          4.40        08/25/98           250,000          251,858
Federal National Mortgage Assn. . . . . . . . . . . . .          4.75(b)     02/09/99           250,000          250,692
Federal National Mortgage Assn. . . . . . . . . . . . .          6.30(b)     03/30/98           250,000          250,485
Private Export Funding Corp.  . . . . . . . . . . . . .          9.00        01/31/96           100,000          100,250
Private Export Funding Corp.  . . . . . . . . . . . . .          5.75        04/30/98           331,000          333,483
Treasury Bond Receipt . . . . . . . . . . . . . . . . .          5.40(a)     11/15/97            49,875           45,040
Treasury Bond Receipt . . . . . . . . . . . . . . . . .          5.00(a)     11/15/96            76,000           72,498
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          7.13        02/28/00           250,000          266,322
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          5.13        03/31/98           550,000          549,433
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          5.25        07/31/98           250,000          250,225
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          4.38        11/15/96           750,000          744,637
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          5.00        01/31/99           750,000          744,690

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1995

                                                              Interest      Maturity             Face
                                                                Rate          Date              Amount           Value
                                                          ------------    ----------       -----------       -----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS  -- continued
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          5.50%       04/30/96       $1,000,000       $ 1,000,800
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          6.75        06/30/99        1,250,000         1,307,525
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          6.50        08/15/97          500,000           510,165
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          7.25        11/30/96          250,000           254,353
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          7.25        02/15/98          250,000           260,137
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          8.00        10/15/96        2,300,000         2,346,897
U. S. Treasury Principal Only Strip . . . . . . . . . .     6.12-7.06(a)     05/15/96          675,000           662,464
                                                                                                             -----------
          Total U. S. Government and Agency Obligations (Cost $15,711,304)  . . . . . . . . . . . . . . . .   15,981,864
                                                                                                             -----------

COMMERCIAL PAPER  (1.8% of portfolio)
American Express Credit Corp. . . . . . . . . . . . . .          5.65        01/03/96          386,000           385,879
Norwest Financial, Inc. . . . . . . . . . . . . . . . .          5.79        01/31/96          375,000           373,191
Beneficial Corp.  . . . . . . . . . . . . . . . . . . .          5.80        01/31/96          375,000           373,188
                                                                                                             -----------
          Total Commercial Paper (Cost $1,132,258)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,132,258
                                                                                                             -----------

MONEY MARKET ACCOUNT
State Street Bank and Trust Seven Seas Money Fund, 5.42% (c)  . . . . . . . . . . . . . . . . . . . . . . .          323
                                                                                                             -----------
          Total Money Market Account (Cost $323)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          323
                                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES   (Cost $62,302,994) -- 100%  . . . . . . . . . . . . . . . . . . . . . . .  $63,069,563
                                                                                                             ===========



-------------
(a)  Yield-to-maturity at purchase.
(b)  Variable Coupon rate as of December 29, 1995
(c)  One day yield at December 29, 1995

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
DECEMBER 31, 1995

                                                              Interest       Maturity            Face
                                                                Rate           Date             Amount           Value
                                                              --------       --------          --------       -----------
MORTGAGE BACKED SECURITIES  (4.0% of portfolio)
GNMA 1994-4 A . . . . . . . . . . . . . . . . . . . . .          7.99%       09/16/22          $107,728       $  109,289
                                                                                                              ----------
     Total Mortgage Backed Securities (Cost $108,321) . . . . . . . . . . . . . . . . . . . . . . . . . .        109,289
                                                                                                              ----------

U. S. GOVERNMENT & AGENCY OBLIGATIONS  (90.4% of portfolio)
Private Export Funding Corp.  . . . . . . . . . . . . .          9.00        01/31/96            25,000           25,062
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          6.00        11/30/97           250,000          253,670
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          5.25        07/31/98           575,000          575,518
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          4.75        10/31/98           300,000          296,235
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          4.38        11/15/96           850,000          843,922
U. S. Treasury Note . . . . . . . . . . . . . . . . . .          6.50        04/30/97           450,000          457,601
                                                                                                              ----------
     Total U. S. Government & Agency Obligations (Cost $2,429,036)  . . . . . . . . . . . . . . . . . . .      2,452,008
                                                                                                              ----------

MONEY MARKET ACCOUNT  (5.6% of portfolio)
Vanguard Money Market Reserves, U.S. Treasury, 5.18%  (a) . . . . . . . . . . . . . . . . . . . . . . . .        152,744
                                                                                                              ----------
     Total Money Market Account (Cost $152,744)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        152,744
                                                                                                              ----------

TOTAL INVESTMENTS IN SECURITIES (Cost $2,690,101)  --  100%   . . . . . . . . . . . . . . . . . . . . . .     $2,714,041
                                                                                                              ==========



-----------
(a)  7-day yield at December 29, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND
DECEMBER 31, 1995

                                                                                                Shares/
                                                                                               Face Amount               Value
                                                                                              -------------           -----------
COMMON STOCKS  (85.3% of portfolio)
BASIC INDUSTRIES -  15.4%
Aluminum
     Alcan Aluminum Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            81,200 shs.        $ 2,527,350
Chemicals
     Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,800               2,446,100
     Betz Laboratories, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            26,000               1,066,000
     Dow Chemical Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,200               1,421,575
     Monsanto Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,000               2,327,500
     Nalco Chemical Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            75,000               2,259,375
Forest Products
     Pope & Talbot, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           105,500               1,397,875
     Weyerhauser Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            46,500               2,011,125
Packaging/Containers
      Bemis Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            78,800               2,019,250
Paper
     Champion International Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .            41,500               1,743,000
     International Paper Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            40,000               1,515,000
Rubber
     Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            79,000               1,945,375
                                                                                                                      -----------
          Total Basic Industries  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22,679,525
                                                                                                                      -----------

CAPITAL GOODS - 4.3%
Industrial Machinery
     Bearings, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            72,750               2,127,938
     Parker-Hannifin Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            51,450               1,762,163
     Trinova Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            83,000               2,375,874
                                                                                                                      -----------
          Total Capital Goods . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,265,975
                                                                                                                      -----------

CONSUMER DURABLE GOODS  -  3.6%
Household Appliances & Furnishings
     Maytag Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           159,400               3,227,850
     Oneida Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           113,900               2,007,488
                                                                                                                      -----------
          Total Consumer Durable Goods  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,235,338
                                                                                                                      -----------

CONSUMER NON-DURABLE GOODS -  14.8%
Drugs & Health Care
     American Home Products Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .            25,000               2,425,000
     SmithKline Beecham Plc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            43,000               2,386,500
Photography
     Eastman Kodak Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39,500               2,646,500

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1995

                                                                                                Shares/
                                                                                               Face Amount               Value
                                                                                              -------------          ----------
CONSUMER NON-DURABLE GOODS-- continued
Retail
     Dillard Department Stores, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .            74,500 shs.        $ 2,123,250
     K Mart Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           170,700               1,237,575
     Longs Drug Stores Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            54,700               2,618,763
     May Department Stores Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            57,500               2,429,375
     Rite Aid Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            78,000               2,671,500
     Ruddick Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           167,000               1,920,500
     Sears Roebuck and Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,400               1,380,600
                                                                                                                      -----------
          Total Consumer Non-Durable Goods  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        21,839,563
                                                                                                                      -----------

CONSUMER SERVICES - 2.5%
Restaurants
     Brinker International Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,000                 756,250
     Wendy's International, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           137,700               2,926,125
                                                                                                                      -----------
          Total Consumer Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,682,375
                                                                                                                      -----------

ENERGY - 10.7%
Domestic Oil
     Atlantic Richfield Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18,400               2,037,800
International Oil
     Amoco Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,500               2,551,563
     Chevron Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,000               2,625,000
     Texaco Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            41,700               3,273,450
Petroleum Services
     Dresser Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           104,200               2,539,875
     Halliburton Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            55,300               2,799,562
                                                                                                                      -----------
          Total Energy  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,827,250
                                                                                                                      -----------

FINANCE - 17.1%
Banks
     Banc One Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            53,000               2,000,750
     BankAmerica Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            42,000               2,719,500
     Chase Manhattan Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            46,000               2,788,750
     Chemical Banking Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,000               2,937,500
     CITICORP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            38,500               2,589,125
     Commerce Bancshares, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            70,323               2,689,855

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1995

                                                                                                Shares/
                                                                                               Face Amount               Value
                                                                                              -------------          ------------
FINANCE -- continued
Insurance
     Allstate Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            44,817 shs.       $  1,843,098
     Chubb Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,000               2,225,250
     CIGNA Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,350                 758,888
     Ohio Casualty Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,200               1,945,250
     Transamerica Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            37,300               2,718,237
                                                                                                                     ------------
          Total Finance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25,216,203
                                                                                                                     ------------

GENERAL BUSINESS - 2.4%
Business Services
     Deluxe Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            26,000                 754,000
     Donnelley, R.R. & Sons Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            72,100               2,838,938
                                                                                                                     ------------
          Total General Business  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,592,938
                                                                                                                     ------------

TECHNOLOGY - 6.1%
Aerospace
     Sundstrand Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,000               2,252,000
Computers & Business Equipment
     Digital Equipment Corp. (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,500               3,110,063
     Xerox Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14,500               1,986,500
Electronics
     Harris Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            30,500               1,666,062
                                                                                                                     ------------
          Total Technology  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9,014,625
                                                                                                                     ------------

TRANSPORTATION - 2.0%
Air Travel
     Southwest Airlines Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           126,400               2,938,800
                                                                                                                     ------------
          Total Transportation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,938,800
                                                                                                                     ------------

UTITLITIES - 6.4%
Electric
     American Electric Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,300               1,429,650
Gas & Pipeline
     Sonat, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            74,000               2,636,250
     Questar Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            66,900               2,241,150
Telephone
     Bellsouth Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            71,000               3,088,500
                                                                                                                     ------------
          Total Utilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9,395,550
                                                                                                                     ------------
          Total Common Stocks (Cost $92,982,203)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   125,688,142
                                                                                                                     ------------

================================================================================
PORTFOLIO OF INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1995

                                                                                                Shares/
                                                                                               Face Amount               Value
                                                                                              -------------          ----------
COMMERCIAL PAPER  (11.0% of portfolio )
American Express Credit Corp., 5.65%, due 01/03/96  . . . . . . . . . . . . . . . . . .        $4,260,000            $  4,258,663
Ford Motor Credit Corp., 5.80%, due 01/02/96  . . . . . . . . . . . . . . . . . . . . .         2,000,000               1,999,678
Ford Motor Credit Corp., 5.92%, due 01/02/96  . . . . . . . . . . . . . . . . . . . . .         2,000,000               1,999,671
General Electric Capital Corp., 5.80%, due 01/02/96 . . . . . . . . . . . . . . . . . .         3,000,000               2,999,517
IBM Credit Corp., 5.65%, due 01/10/96 . . . . . . . . . . . . . . . . . . . . . . . . .         2,000,000               1,997,175
Norwest Financial, 5.75%, due 01/04/96  . . . . . . . . . . . . . . . . . . . . . . . .         3,000,000               2,998,562
                                                                                                                     ------------
          Total Commercial Paper (Cost $16,253,266) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16,253,266
                                                                                                                     ------------

U.S. GOVERNMENT OBLIGATION  (1.3% of portfolio )
U.S. Treasury  Bill, 5.56%, due 05/09/96  . . . . . . . . . . . . . . . . . . . . . . .         2,000,000               1,963,113
                                                                                                                     ------------
          Total U.S. Government Obligation (Cost $1,961,838)  . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,963,113
                                                                                                                     ------------

CORPORATE MASTER NOTE  (2.4% of portfolio )
Associates Corp. of North America, 5.44% (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,500,000
                                                                                                                     ------------
          Total Corporate Master Note  (Cost $3,500,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,500,000
                                                                                                                     ------------

MONEY MARKET ACCOUNT
State Street Bank and Trust Seven Seas Money Fund, 5.42% (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   836
                                                                                                                     ------------
          Total Money Market Account  (Cost $836) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 836
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $114,698,143) -- 100% . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $147,405,357
                                                                                                                     ============



------------
(a)  Non-income producing.
(b)  Variable coupon rate as of December 29,1995.
(c)  One-day yield at December 29, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC.

                                1.  ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds currently consists of four funds: Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund. The Daily Income Fund and Value Fund commenced operations on November 19, 1990 and the Short-Term Bond Fund commenced operations on November 5, 1991. The Short-Term Government Securities Fund commenced operations on May 1, 1995 with the sale of 10,000 shares at $5.00 per share to RE Advisers Corporation.

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.

                 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security valuation: With respect to the Daily Income Fund, all money market instruments are valued on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

With respect to the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund, investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities are valued at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Where such prices are not available, valuations are obtained from brokers who are market makers for such securities. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

Distributions to shareholders: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund are declared daily and paid monthly. With respect to the Value Fund, income dividends are declared and paid semi-annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

Other: Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.

                            3.  FEDERAL INCOME TAXES

The Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

================================================================================
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

At December 31, 1995, the aggregate costs of investments for the Daily Income Fund, the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund for federal income tax is the same as for financial reporting purposes. With respect to the Short-Term Bond Fund at December 31, 1995, net unrealized appreciation aggregated $766,569, of which $900,296 related to gross unrealized appreciation and $133,727 related to gross unrealized depreciation. With respect to the Short-Term Government Securities Fund at December 31, 1995, net unrealized appreciation aggregated $23,940, of which all related to gross unrealized appreciation. With respect to the Value Fund at December 31, 1995, net unrealized appreciation aggregated $32,707,214, of which $35,100,451 related to gross unrealized appreciation and $2,393,237 related to gross unrealized depreciation.

                          4.  INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the year ended December 31, 1995, were as follows:

                                                        SHORT-TERM
                                   SHORT-TERM           GOVERNMENT                      VALUE
                                    BOND-FUND        SECURITIES FUND                     FUND
                                   -----------       ---------------                ------------
Purchases                          $23,611,375           $247,734                    $27,283,948
Proceeds from sales                $16,602,851           $  1,557                    $10,550,096

For the Short-Term Bond Fund and Short-Term Government Securities Fund, purchases of long-term U.S. Government securities were $743,350 and $2,258,510 respectively, for the year or period ended December 31, 1995, and sales of U.
S. Government securities for the same period were $2,493,750 and $98,711, respectively.

                             5.  INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets at the following annualized rates:
with respect to the Daily Income Fund, .50% of the average daily net assets up to $100 million, .40% of the average daily net assets up to the next $100 million, .30% of the average daily net assets up to the next $300 million, and
 .25% of such assets in excess of $500 million; with respect to the Short-Term Bond Fund and the Short-Term Government Securities Fund, .50% of the average daily net assets up to $50 million, .40% of the average daily net assets up to the next $50 million, and .30% of such assets in excess of $100 million; and, with respect to the Value Fund, .65% of the average daily net assets up to $50 million, .50% of the average daily net assets up to the next $50 million, and
 .40% of such assets in excess of $100 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .75% of the average daily net assets of the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund, and 1.25% of the average daily net assets of the Value Fund. If, in any subsequent year, a Fund's operating expenses are less than the operating expense limit for that Fund and the assets of that Fund exceed $50 million, the Fund's operating expenses previously

================================================================================
NOTES TO FINANCIAL STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

assumed and paid by the Manager on that Fund's behalf may be reimbursed by the Fund to the Manager, provided that in doing so the operating expense limit for that Fund was not exceeded. The period during which amounts may be reimbursed by the Fund to the Manager will not exceed five years from the date on which the first payment, if any, is made by the Fund.

Pursuant to the Expense Limitation Agreements, $53,465 of management fees for the Daily Income Fund were waived, $66,694 of management fees for the Short-Term Bond Fund were waived, and $4,919 of management fees were waived and $48,899 of operating expenses of the Short-Term Government Securities Fund were reimbursed by the Manager for the year or period ended December 31, 1995. At December 31, 1995, cumulative fees and reimbursed expenses which may be subject to payment by the funds in future years pursuant to such Agreements, amount to $436,009, $365,758, and $53,818 for the Daily Income Fund, the Short-Term Bond Fund, and the Short-Term Government Securities Fund, respectively. All costs and expenses incurred in the organization of each of the Funds were assumed by the Manager.

At December 31, 1995, certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 8.4% of the Daily Income Fund shares outstanding, 2.0% of the Short-Term Bond Fund shares outstanding, 16.3% of the Short-Term Government Securities Fund shares outstanding, and 1.1% of the Value Fund shares outstanding.

                         6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 1995, 250 million shares of $.01 par value capital shares are authorized for each Fund. Transactions in capital shares were as follows:

                                                                                           SHORT-TERM
                                                                                           GOVERNMENT
                              DAILY INCOME FUND               SHORT-TERM BOND FUND      SECURITIES FUND
                         ----------------------------     --------------------------  -------------------
                                                                                           May 1, 1995
                                                                                          (Commencement
                           Year Ended December 31,           Year Ended December 31,    Of Operations) to
                         ----------------------------     --------------------------  -------------------
                             1995           1994              1995             1994     December 31, 1995
                         -----------      -----------     ------------     ----------- -------------------
In Dollars
Shares sold . . . .      $32,402,034      $24,607,175      $18,717,052     $30,802,812     $2,732,242
Shares issued in
    reinvestment of
    dividends . . .        2,300,431        1,073,664        2,927,165       2,055,949         49,005
                         -----------      -----------     ------------     -----------     ----------

Total shares issued       34,702,465       25,680,839       21,644,217      32,858,761      2,781,247
Shares redeemed . .       18,671,498       14,171,427       14,514,272      15,374,630        146,987
                         -----------      -----------     ------------     -----------     ----------

Net Increase  . . .      $16,030,967      $11,509,412     $  7,129,945     $17,484,131     $2,634,260
                         ===========      ===========     ============     ===========     ==========

In Shares
Shares sold . . . .       32,402,034       24,607,175        3,679,842       6,060,145        541,405
Shares issued in
    reinvestment of
    dividends . . .        2,300,431        1,073,664          571,497         408,305          9,676
                         -----------      -----------     ------------     -----------     ----------

Total shares issued       34,702,465       25,680,839        4,251,339       6,468,450        551,081
Shares redeemed . .       18,671,498       14,171,427        2,848,599       3,044,492         29,015
                         -----------      -----------     ------------     -----------     ----------

Net Increase  . . .       16,030,967       11,509,412        1,402,740       3,423,958        522,066
                         ===========      ===========     ============     ===========     ==========




                                   VALUE FUND
                          -------------------------

                            Year Ended December 31,
                          -------------------------
                              1995            1994
                          -----------   -----------
In Dollars
Shares sold . . . .       $39,949,688   $48,277,823
Shares issued in
    reinvestment of
    dividends . . .         6,936,475     2,324,230
                          -----------   -----------

Total shares issued        46,886,163    50,602,053
Shares redeemed . .        18,059,863    11,386,211
                          -----------   -----------

Net Increase  . . .       $28,826,300   $39,215,842
                          ===========   ===========

In Shares
Shares sold . . . .         2,378,552     3,241,429
Shares issued in
    reinvestment of
    dividends . . .           382,894       159,938
                          -----------   -----------

Total shares issued         2,761,446     3,401,367
Shares redeemed . .         1,084,229       767,703
                          -----------   -----------

Net Increase  . . .         1,677,217     2,633,664
                          ===========   ===========

================================================================================
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                                 Year Ended December 31,
                                                          ----------------------------------------------------------------
                                                             1995         1994         1993          1992            1991
                                                          ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . .             $1.00        $1.00        $1.00         $1.00           $1.00
                                                          -------     --------      -------       -------         -------
  Income from investment operations
       Net investment income (a)  . . . . . . .              0.05         0.04         0.03          0.03            0.06
                                                          -------     --------      -------       -------         -------
       Total from investment operations   . . .              0.05         0.04         0.03          0.03            0.06
                                                          -------     --------      -------       -------         -------
  Distributions
       Net investment income  . . . . . . . . .             (0.05)       (0.04)       (0.03)        (0.03)          (0.06)
                                                          -------     --------      -------       -------         -------
       Total distributions  . . . . . . . . . .             (0.05)       (0.04)       (0.03)        (0.03)          (0.06)
                                                          -------     --------      -------       -------         -------
NET ASSET VALUE, END OF YEAR. . . . . . . . . .             $1.00        $1.00        $1.00         $1.00           $1.00
                                                          =======     ========      =======       =======         =======
TOTAL RETURN  . . . . . . . . . . . . . . . . .              5.38%        3.63%        2.68%         3.39%           5.67%
                                                          =======     ========      =======       =======         =======
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (thousands) . . . . .           $52,699      $36,668      $25,159       $22,330         $24,396
  Ratio of expenses to average net assets(a). .              0.75%        0.75%        0.75%         0.75%           0.75%
  Ratio of net investment income to
       average net assets (a)   . . . . . . . .              5.25%        3.66%        2.64%         3.34%           5.44%
  Ratio of gross expenses before voluntary
       expense limitation to verage net assets.              0.87%        0.99%        1.11%         1.21%           1.27%

(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See
      Note 5 to financial statements).

================================================================================
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                                                            November 5, 1991
                                                                                                              (Commencement
                                                                      Year Ended December 31,               of Operations) to
                                                          -----------------------------------------------     December 31,
                                                             1995         1994         1993          1992          1991
                                                          -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . .     $4.95        $5.19        $5.10         $5.06         $5.00
                                                          -------     --------      -------       -------       -------
  Income from investment operations
      Net investment income (a)   . . . . . . . . . . .      0.28         0.24         0.24          0.26          0.04
      Net realized and unrealized gain(loss)
           on investments . . . . . . . . . . . . . . .      0.24        (0.24)        0.09          0.04          0.06
                                                          -------     --------      -------       -------       -------
  Total from investment operations  . . . . . . . . . .      0.52         0.00         0.33          0.30          0.10
                                                          -------     --------      -------       -------       -------
  Distributions
      Net investment income   . . . . . . . . . . . . .     (0.28)       (0.24)       (0.24)        (0.26)        (0.04)
                                                          -------     --------      -------       -------       -------
      Total distributions   . . . . . . . . . . . . . .     (0.28)       (0.24)       (0.24)        (0.26)        (0.04)
                                                          -------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . .     $5.19        $4.95        $5.19         $5.10         $5.06
                                                          =======     ========      =======       =======       =======
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . .     10.81%        0.09%        6.62%         6.30%         1.99%(c)
                                                          =======     ========      =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands) . . . . . . . .   $62,125      $52,257      $37,046       $10,991        $1,268
  Ratio of expenses to average net assets (a) . . . . .      0.75%        0.75%        0.75%         0.75%         0.75%(b)
  Ratio of net investment income to
      average net assets (a)  . . . . . . . . . . . . .      5.49%        4.84%        4.58%         5.20%         5.59%(b)
  Ratio of gross expenses before voluntary
      expense limitation to average net assets  . . . .      0.86%        0.98%        1.16%         1.94%         5.61%(b)
  Portfolio turnover rate . . . . . . . . . . . . . . .        35%          13%          14%           19%            0%

-----------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See
      Note 5 to financial statements).
(b)   Annualized.
(c)   Aggregate total return for the period.

================================================================================

FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                        May 1, 1995
                                                                                                       (Commencement
                                                                                                     of Operations) to
                                                                                                        December 31,
                                                                                                            1995
                                                                                                     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $5.00
                                                                                                           -----
Income from investment operations
   Net investment income (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.18
   Net realized and unrealized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .         0.09
                                                                                                           -----
Total from investment operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.27
Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.18)
                                                                                                           -----
   Total distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.18)
                                                                                                           -----

NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $5.09
                                                                                                           =====

TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.44% (c)
                                                                                                           =====

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $2,658
  Ratio of expenses to average net assets (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.75% (b)
  Ratio of net investment income to average net assets (a)  . . . . . . . . . . . . . . . . . . . .         5.18% (b)
  Ratio of gross expenses before voluntary expense limitation to average net assets . . . . . . . .         6.21% (b)
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7%

-----------
(a) Excludes investment management fees and other expenses in excess of 0.75%, pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).
(b) Annualized.
(c) Aggregate total return for the period.

================================================================================
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
VALUE FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                              Year Ended December 31,
                                                         --------------------------------------------------------------
                                                             1995          1994        1993          1992          1991
                                                         --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . . .    $14.50        $14.54      $12.49        $11.48        $10.15
                                                           ------       -------     -------       -------       -------
  Income from investment operations
      Net investment income (a)   . . . . . . . . . . .      0.41          0.29        0.22          0.25          0.39
      Net realized and unrealized gain on
           investments  . . . . . . . . . . . . . . . .      4.47           .07        2.12          1.09          1.34
                                                           ------       -------     -------       -------       -------
      Total from investment operations  . . . . . . . .      4.88           .36        2.34          1.34          1.73
                                                           ------       -------     -------       -------       -------
  Distributions
      Net investment income   . . . . . . . . . . . . .     (0.41)        (0.29)      (0.22)        (0.25)        (0.39)
      Net realized gain   . . . . . . . . . . . . . . .     (0.53)        (0.11)      (0.07)        (0.08)        (0.01)
                                                           ------       -------     -------       -------       -------
      Total distributions   . . . . . . . . . . . . . .     (0.94)        (0.40)      (0.29)        (0.33)        (0.40)
                                                           ------       -------     -------       -------       -------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . . . . .    $18.44        $14.50      $14.54        $12.49        $11.48
                                                           ======       =======     =======       =======       =======
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . .     33.78%         2.50%      18.83%        11.68%        17.16%
                                                           ======       =======     =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (thousands) . . . . . . . . .  $147,506       $91,612     $53,616       $19,730       $10,398
  Ratio of expenses to average net assets (a) . . . . .      0.84%         1.15%       1.25%         1.25%         1.25%
  Ratio of net investment income to average
      net assets (a)  . . . . . . . . . . . . . . . . .      2.50%         2.19%       1.92%         2.33%         3.80%
  Ratio of gross expenses before voluntary
      expense limitation to average net assets  . . . .       n/a          1.15%(b)    1.25%(b)      1.61%         1.75%
  Portfolio turnover rate . . . . . . . . . . . . . . .        10%            4%          2%            5%           26%

(a) Excludes investment management fees and other expenses in excess of 1.25%, pursuant to the Expense Limitation Agreement with the Manager (See
      Note 5 to financial statements).
(b) Includes investment management fees reimbursed to the manager pursuant to the Expense Limitation Agreement with the Manager (See Note 5 to financial statements).

================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholders of Homestead Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Homestead Funds, Inc. (comprising, respectively, the Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund) as of December 31, 1995, and the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, of the Daily Income Fund, Short-Term Bond Fund and Value Fund, and the related statement of operations, statement of changes in net assets and financial highlights of the Short-Term Government Securities Fund for the period from inception (May 1, 1995) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Daily Income Fund, Short-Term Bond Fund and Value Fund for the year ended December 31, 1993 and for each of the preceding years (or periods) were audited by other auditors whose report dated February 11, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Homestead Funds, Inc. at December 31, 1995, the results of operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended, of the Daily Income Fund, Short-Term Bond Fund and Value Fund, and the results of operations, changes in net assets and financial highlights of the Short-Term Government Securities Fund for the period from inception (May 1,
1995) to December 31, 1995, in conformity with generally accepted accounting principles.



/s/ ERNST & YOUNG LLP

Washington, D.C.
February 9, 1996

================================================================================

HOMESTEAD FUNDS, INC.
========================
A N N U A L  R E P O R T
DECEMBER 31, 1995

[HOMESTEAD FUNDS INC. LOGO]
c/o Rodney Square Management Corp.
PO Box 8987
Wilmington, DE 19899
1-800-258-3030